Balance Sheets ₪ in Thousands, $ in Thousands		Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents | ₪		₪ 75,883		₪ 71,382
Other receivables | ₪		965		3,923
Current assets | ₪		76,848		75,305
LONG-TERM ASSETS:
Property, plant and equipment | ₪		28,249		5,510
Other long term assets | ₪		740		880
Non-current assets | ₪		28,989		6,390
Total assets | ₪		105,837		81,695
CURRENT LIABILITIES:
Trade payables | ₪		20,723		6,223
Other payables | ₪		1,076		660
Current liabilities | ₪		21,799		6,883
LONG-TERM LIABILITIES:
Liability in respect of government grants | ₪		14,643		10,300
Loan from others | ₪		94,360
Warrants | ₪		6,168		8,177
Severance pay liability, net | ₪		82		83
Long-term liabilities | ₪		115,253		18,560
SHAREHOLDERS' EQUITY:-
Ordinary shares of NIS 0.0000001 par value: Authorized: 391,000,000 shares as of December 31, 2018 and 2017; Issued and Outstanding: 261,419,599, shares as of December 31, 2018 and 2017 | ₪	[1]
Share premium | ₪		179,929		179,669
Accumulated deficit | ₪		(211,144)		(123,417)
Equity | ₪		(31,215)		56,252
Equity and liabilities | ₪		₪ 105,837		₪ 81,695
USD
CURRENT ASSETS:
Cash and cash equivalents | $			$ 20,246
Other receivables | $			258
Current assets | $			20,504
LONG-TERM ASSETS:
Property, plant and equipment | $			7,537
Other long term assets | $			197
Non-current assets | $			7,734
Total assets | $			28,238
CURRENT LIABILITIES:
Trade payables | $			5,529
Other payables | $			287
Current liabilities | $			5,816
LONG-TERM LIABILITIES:
Liability in respect of government grants | $			3,907
Loan from others | $			25,176
Warrants | $			1,645
Severance pay liability, net | $			22
Long-term liabilities | $			30,750
SHAREHOLDERS' EQUITY:-
Ordinary shares of NIS 0.0000001 par value: Authorized: 391,000,000 shares as of December 31, 2018 and 2017; Issued and Outstanding: 261,419,599, shares as of December 31, 2018 and 2017 | $	[1]
Share premium | $			48,007
Accumulated deficit | $			(56,335)
Equity | $			(8,328)
Equity and liabilities | $			$ 28,238

[1]	Represents an amount lower than NIS 1.